INVESTMENTS IN ASSOCIATES - Particulars of principal associates (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of associates [line items]
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 43,081	$ 6,266	¥ 43,081
Shanghai Petroleum Corporation Limited [member]
Disclosure of associates [line items]
Name of associates	Shanghai Petroleum Corporation Limited
Place of establishment	Shanghai, PRC
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 900
Percentage of equity attributable to the Group	30.00%
Principal activities	Production, processing and technology consultation of oil, gas and relevant products in the PRC
CNOOC Finance Corporation Limited [member]
Disclosure of associates [line items]
Name of associates	CNOOC Finance Corporation Limited
Place of establishment	Beijing, PRC
Nominal value of ordinary shares issued and paid-up/registered capital	¥ 4,000
Percentage of equity attributable to the Group	31.80%
Principal activities	Provision of deposit, transfer, settlement, loan, discounting and other financing services to CNOOC and its member entities